Other Obligations - Roll-forward Lease Obligation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Other obligations
Balance at January 1	$ 36,665
Interest	3,484
Lease payments	(3,604)
Exchange differences	1,318
Balance at December 31	$ 37,863